Maintenance expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Maintenance Expenses

	2019	2018	2017
	RMB million	RMB million	RMB million
Aviation repair and maintenance charges	8,565	8,394	7,930
Staff payroll and welfare	2,976	2,736	2,620
Maintenance materials	1,516	1,574	1,327

	13,057	12,704	11,877